Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	DREYFUS/LAUREL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000819940
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 12, 2011
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | BASIC Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBIRX
Dreyfus Bond Market Index Fund (Prospectus Summary) | Dreyfus Bond Market Index Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMIX